BALANCE SHEET - USD ($)		Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020		Jul. 28, 2020	Jun. 21, 2020	Feb. 09, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets
Prepaid expenses and other current assets		$ 5,122,000		$ 1,109,000					$ 158,000
Total current assets		35,518,000		39,306,000					9,750,000
Total assets		201,636,000		156,774,000					10,105,000
Current liabilities:
Accounts payable		5,954,000		7,158,000					1,647,000
Total current liabilities		53,566,000		33,564,000					8,610,000
Total liabilities		184,085,000		117,579,000					14,286,000
Commitments and Contingencies
Shareholders' Equity:
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding									9,015,000
Members' contribution/Additional paid-in capital		55,173,000		53,063,000					10,000
Accumulated deficit		(37,949,000)		(14,374,000)					(13,198,000)
Members' equity		17,551,000		39,195,000			$ (13,530,000)	$ 0	(4,181,000)	$ (3,104,000)
Total liabilities and members' equity		201,636,000		156,774,000					$ 10,105,000
CIK_0001819810_Genesis Park Acquisition Corp [Member]
Assets
Cash		557,200		1,295,380
Prepaid expenses and other current assets		122,826		185,011
Total current assets		680,026		1,480,391
Cash and marketable securities held in Trust Account		166,290,257		166,243,614
Total assets		166,970,283		167,724,005
Current liabilities:
Accounts payable		194,799		125,000
Due to related party		53,946		2,500
Total current liabilities		248,745		127,500
Warrant liability		41,166,837		36,549,753
Deferred underwriting discount		5,732,168		5,732,168
Total liabilities		47,147,750		42,409,421
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 11,853,653 shares at $10.15 per share		114,822,525		120,314,578
Shareholders' Equity:
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding		0		0
Members' contribution/Additional paid-in capital		22,752,692		17,260,671
Accumulated deficit		(17,753,600)		(12,261,549)
Members' equity		5,000,008	$ 5,000,010	5,000,006		$ 0
Total liabilities and members' equity		166,970,283		167,724,005	[1]
Common Class B [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Shareholders' Equity:
Common stock value	[2]	409		431
Common Class A [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Shareholders' Equity:
Common stock value		$ 507		$ 453

[1]	Includes up to 218,094 Class B ordinary shares that were forfeited to the Company for no consideration due to the over-allotment option expiring unused on January 7, 2021. (See Note 4)
[2]	On January 7, 2021, 218,094 Class B ordinary shares were forfeited to the Company for no consideration due to the over-allotment option expiring partially unused. (See Note 6)